Note 19 - Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
19.	RELATED PARTY BALANCES AND TRANSACTIONS

During the year, the Company had the following transactions with related parties, made in the normal course of operations, and accounted for at an amount of consideration established and agreed to by the Company and related parties.

a.
The Company charged
$24,000
(
2019
-
$84,442,
2018
-
$165,726
) to
three
corporations with directors in common for rent, administration, office charges and telecommunications of which,
$13,078
is included in accounts receivable.

b.
Key management compensation was
$392,766
(
2019
–
$335,000,
2018
–
$360,672
) and is reflected as consulting fees paid to corporations owned by a director and officers of the Company, of which,
$Nil
(
2019
-
$53,000,
2018
-
$17,065
) is unpaid and included in accrued liabilities. Options granted to key management was
$5,325
(
$2019
-
$nil,
2018
-
$25,988
).